SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2025
Zhichao Yang [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Executive Officer of the company
Changbin Xia [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of the Company
Hanwu Yang [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Director of the Company
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	As a shareholder of the Company before December 15, 2020
SenJin [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Legal representative of Vande